INCOME TAXES Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

Geographic Allocation of (Loss) Income and Provision for (Benefit from) Income Taxes	2020	2019	2018
(In millions)
(Loss) Income from continuing operations before income taxes
Domestic	$(2,536)	$(1,818)	$(1,273)
Foreign	290	1,692	1,138
Loss from continuing operations before income taxes	$(2,246)	$(126)	$(135)
Current tax expense
Federal	$116	$22	$256
State and local	9	7	(4)
Foreign [1]	341	436	332
Total current tax expense	$466	$465	$584
Deferred tax (benefit) expense
Federal [1]	$(229)	$(499)	$(470)
State and local	(51)	160	(45)
Foreign [1]	(26)	(128)	(19)
Total deferred tax benefit	$(306)	$(467)	$(534)
Provision for (Benefit from) income taxes on continuing operations	160	(2)	50
Net loss from continuing operations	$(2,406)	$(124)	$(185)
1.The Company has corrected the allocation of tax expense for the year ended December 31, 2019, resulting in a decrease of Foreign current tax expense of $37 million, an increase in Federal deferred tax expense of $141 million, and a decrease in Foreign deferred tax expense of $104 million. The total provision for income taxes on continuing operations for the year ended December 31, 2019 was not impacted.

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Reconciliation to U.S. Statutory Rate	2020	2019	2018
Statutory U.S. federal income tax rate	21.0%	21.0%	21.0%
Equity earning effect	0.3	4.8	4.6
Foreign income taxed at rates other than the statutory U.S. federal income tax rate	2.1	15.0	17.1
U.S. tax effect of foreign earnings and dividends	(3.3)	(13.1)	15.0
Unrecognized tax benefits	(1.4)	(38.0)	3.7
Acquisitions, divestitures and ownership restructuring activities [1,2]	1.4	113.1	(27.8)
Exchange gains/losses [3]	—	(13.9)	(4.6)
Impact of Enactment of U.S. Tax Reform [4]	—	41.1	2.3
State and local income taxes	1.6	(119.6)	(12.8)
Change in valuation allowance	—	(25.9)	(23.3)
Goodwill impairments	(29.3)	(40.8)	—
Stock-based compensation	(0.4)	0.8	6.4
Other - net [5]	0.9	57.1	(38.6)
Effective tax rate	(7.1)%	1.6%	(37.0)%
1.See Note 3 for additional information.
2. Includes a net tax benefit of $148 million, a net tax benefit of $102 million and a net tax charge of $25 million related to internal entity restructuring for the years ended December 31, 2020, 2019 and 2018, respectively.
3. Principally reflects the impact of foreign exchange gains and losses on net monetary assets for which no corresponding tax impact is realized.
4. Includes a net tax benefit of $65 million relating to the Company's change in estimate with respect to the portion of the one time transition tax for the taxable year ended December 31, 2018 for TDCC.
5. Includes a net tax benefit of $41 million in the year ended December 31, 2019 related to certain unrecognized tax benefits for positions taken on items from prior years.
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Deferred Tax Balances at December 31,	2020	2019
(In millions)
Deferred tax assets:
Tax loss and credit carryforwards [1]	$812	$721
Lease Liability	97	96
Pension and postretirement benefit obligations	218	213
Other accruals and reserves	131	52
Other – net	156	188
Gross deferred tax assets	$1,414	$1,270
Valuation allowances [1]	(677)	(598)
Total deferred tax assets	$737	$672

Deferred tax liabilities:
Unrealized exchange gains (losses), net	$5	$—
Inventory	(14)	(29)
Investments	(254)	(185)
Operating lease asset	(97)	(96)
Property	(426)	(590)
Intangibles	(1,814)	(1,960)
Total deferred tax liabilities	$(2,600)	$(2,860)
Total net deferred tax liability	$(1,863)	$(2,188)
1.Primarily related to recorded tax benefits and the non-realizability of tax loss and carryforwards from operations in the United States, Luxembourg and Asia Pacific.

Summary of Operating Loss and Tax Credit Carryforwards [Table Text Block]

Operating Loss and Tax Credit Carryforwards	Deferred Tax Asset
(In millions)	2020	2019
Operating loss carryforwards
Expire within 5 years	$12	$32
Expire after 5 years or indefinite expiration	660	577
Total operating loss carryforwards	$672	$609
Tax credit carryforwards
Expire within 5 years	$3	$4
Expire after 5 years or indefinite expiration	137	108
Total tax credit carryforwards	$140	$112
Total Operating Loss and Tax Credit Carryforwards	$812	$721

Schedule of Unrecognized Tax Benefits Roll Forward

Total Gross Unrecognized Tax Benefits	2020	2019	2018
(In millions)
Total unrecognized tax benefits at January 1,	$368	$1,062	$994
Decreases related to positions taken on items from prior years	(1)	(149)	(51)
Increases related to positions taken on items from prior years	5	53	142
Increases related to positions taken in the current year	39	57	11
Settlement of uncertain tax positions with tax authorities	(3)	—	(13)
Decreases due to expiration of statutes of limitations	—	—	(6)
Exchange loss (gain)	24	(3)	(15)
Spin-offs of Dow and Corteva	—	(652)	—
Total unrecognized tax benefits at December 31, [1]	$432	$368	$1,062
Total unrecognized tax benefits that, if recognized, would impact the effective tax rate of continuing operations [2]	$314	$260	$212
Total amount of interest and penalties (benefit) recognized in "Provision for (benefit from) income taxes on continuing operations"	$5	$9	$1
Total accrual for interest and penalties associated with unrecognized tax benefits	$17	$12	$154
1.Total unrecognized tax benefits includes $56 million, $48 million, and $806 million of benefits related to discontinued operations at December 31, 2020, 2019 and 2018.
Summary of Income Tax Examinations [Table Text Block]
Tax years that remain subject to examination for the Company’s major tax jurisdictions are shown below:

Tax Years Subject to Examination by Major Tax Jurisdiction at December 31, 2020	Earliest Open Year
Jurisdiction
Brazil	2016
Canada	2015
China	2010
Denmark	2015
Germany	2010
Japan	2013
The Netherlands	2014
Switzerland	2015
United States:
Federal income tax [1]	2012
State and local income tax	2011
1. The U.S. Federal income tax jurisdiction is open back to 2012 with respect to EID pursuant to the DWDP Tax Matters Agreement.